Securitizations and Variable Interest Entities, Balance Sheet Transactions with VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Cash and due from banks	$ 21,757	$ 23,551
Interest-earning deposits with banks	119,493	149,736
Trading debt securities	79,733	69,989
Available-for-sale, at fair value	263,459	269,912
Held-to-maturity debt securities	153,933	144,788
Loans	962,265	953,110	$ 956,770	$ 967,604	$ 916,559
Derivative assets	14,203	10,770
Equity securities	68,241	55,148
Other assets	78,917	79,850
Total assets	1,927,555	1,895,883
Short-term borrowings	104,512	105,787	$ 103,256
Derivative liabilities	9,079	8,499
Accrued expenses and other liabilities	75,163	69,317
Long-term debt	228,191	229,044
Total liabilities	1,739,571	1,698,817
Noncontrolling interests	838	900
VIEs that we do not consolidate [Member]
Variable Interest Entity [Line Items]
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Trading debt securities	792	2,110
Available-for-sale, at fair value	1,696	2,686
Held-to-maturity debt securities	791	510
Loans	2,127	2,657
Mortgage servicing rights	11,884	14,761
Derivative assets	142	53
Equity securities	11,401	11,041
Other assets	1,268	0
Total assets	30,101	33,818
Short-term borrowings	0	0
Derivative liabilities	1	26
Accrued expenses and other liabilities	189	231
Long-term debt	4,817	5,094
Total liabilities	5,007	5,351
Noncontrolling interests	0	0
Net assets	25,094	28,467
VIEs that we consolidate [Member]
Variable Interest Entity [Line Items]
Cash and due from banks	16	139
Interest-earning deposits with banks	284	8
Trading debt securities	339	245
Available-for-sale, at fair value	201	317
Held-to-maturity debt securities	0	0
Loans	13,170	13,564
Mortgage servicing rights	0	0
Derivative assets	1	0
Equity securities	118	85
Other assets	239	227
Total assets	14,368	14,585
Short-term borrowings	401	493
Derivative liabilities	3	0
Accrued expenses and other liabilities	235	199
Long-term debt	587	816
Total liabilities	1,226	1,508
Noncontrolling interests	43	34
Net assets	13,099	13,043
Transfers that we account for as secured borrowings [Member]
Variable Interest Entity [Line Items]
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Trading debt securities	0	0
Available-for-sale, at fair value	0	0
Held-to-maturity debt securities	0	0
Loans	80	94
Mortgage servicing rights	0	0
Derivative assets	0	0
Equity securities	0	0
Other assets	0	0
Total assets	80	94
Short-term borrowings	0	0
Derivative liabilities	0	0
Accrued expenses and other liabilities	0	0
Long-term debt	79	93
Total liabilities	79	93
Noncontrolling interests	0	0
Net assets	1	1
Total VIEs and Transfers that we account for as secured borrowings [Member]
Variable Interest Entity [Line Items]
Cash and due from banks	16	139
Interest-earning deposits with banks	284	8
Trading debt securities	1,131	2,355
Available-for-sale, at fair value	1,897	3,003
Held-to-maturity debt securities	791	510
Loans	15,377	16,315
Mortgage servicing rights	11,884	14,761
Derivative assets	143	53
Equity securities	11,519	11,126
Other assets	1,507	227
Total assets	44,549	48,497
Short-term borrowings	401	493
Derivative liabilities	4	26
Accrued expenses and other liabilities	424	430
Long-term debt	5,483	6,003
Total liabilities	6,312	6,952
Noncontrolling interests	43	34
Net assets	$ 38,194	$ 41,511